Annual Total Returns[BarChart] - Nationwide Investor Destinations Moderate Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	11.02%	15.59%	4.00%	(1.57%)	7.82%	13.74%	(6.59%)	19.99%	10.94%